POLICYHOLDER ACCOUNT BALANCES - Aggregate Fair Value of Separate Account Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Policyholder Account Balance [Line Items]
Separate Accounts assets	$ 3,374	$ 3,394
Protection Solutions
Policyholder Account Balance [Line Items]
Separate Accounts assets	2,096	2,434
Individual Retirement
Policyholder Account Balance [Line Items]
Separate Accounts assets	1,265	947
Group Retirement
Policyholder Account Balance [Line Items]
Separate Accounts assets	0	0
Other
Policyholder Account Balance [Line Items]
Separate Accounts assets	13	13
Mutual Funds
Policyholder Account Balance [Line Items]
Separate Accounts assets	3,374	3,394
Mutual Funds | Protection Solutions
Policyholder Account Balance [Line Items]
Separate Accounts assets	2,096	2,434
Mutual Funds | Individual Retirement
Policyholder Account Balance [Line Items]
Separate Accounts assets	1,265	947
Mutual Funds | Group Retirement
Policyholder Account Balance [Line Items]
Separate Accounts assets	0	0
Mutual Funds | Other
Policyholder Account Balance [Line Items]
Separate Accounts assets	$ 13	$ 13